Contingent Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Contingent Compensation [Abstract]
Schedule of expense related to the put call option agreement, which was included in the consolidated statements of operations and comprehensive loss
The expense related to the put call option agreement, which was included in the consolidated statements of operations and comprehensive loss, was as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Sales and marketing	$—	$26
Operations and support	—	31
Technology and product development	—	74
General and administrative	—	1,049

Total	$—	$1,180

Schedule of amounts accrued as components of short-term and long-term liability
The following table details the amounts accrued as components of short-term
and
long-term
liability as of December 31, 2023 and December 31, 2022 related to the put call option agreement (in thousands):

	Other Accrued Liabilities	Other Long-Term Liabilities
Beginning balance as of January 1, 2022	$5,087	$1,963
Additions	158	—
Payments	(1,581)	(963)
Settlements through issuance of common stock	(4,642)	—
Changes in fair value for share settled liability	1,022	(1,000)

Ending balance as of December 31, 2022	$44	—
Payments	(44)	—

Ending balance	$—	$—